CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Construction Contracts [Abstract]
Contract costs incurred to date	$ 21,066	$ 21,381	$ 26,411
Profit recognized to date (less recognized losses)	2,055	1,783	1,476
Contract costs incurred and profit recognized (less recognized losses)	23,121	23,164	27,887
Less: progress billings	(23,876)	(24,084)	(28,913)
Contract work in progress (liability)	(755)	(920)	(1,026)
Comprising:
Amounts due from customers — work in progress	469	478	536
Amounts due to customers — creditors	(1,224)	(1,398)	(1,562)
Contract work in progress (liability)	(755)	(920)	$ (1,026)
Decrease through right to consideration becoming unconditional, contract assets	(3,166)
Increase in amounts due from customers asset, additions to work in progress	3,149
Increase from other changes in contract assets		8
Decrease in amounts due from customers liability, recognized revenue	(1,394)
Increase in amounts due from customers liability, additions to work in progress	$ 1,278
Decrease from other changes in contract liabilities		$ (58)